Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2013
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the United States Securities Act of 1933, as amended, and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At June 30, 2013, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate.
As of December 31, 2012 and June 30, 2013, the Company owned and operated a fleet of 47 and 52 container vessels, respectively, with a total carrying capacity of approximately 239,498 TEU and 280,012 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At June 30, 2013, Costamare had 89 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for two incorporated in the Republic of the Marshall Islands, out of which 52 operate vessels, 27 sold or disposed their vessels and became dormant, six were established in 2010 and 2011 to be used for the acquisition of six newbuild vessels (Note 5) and four were established to be used for future vessel acquisitions or investments.
Revenues for the six-month periods ended June 30, 2012 and 2013, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2012	2013
A	33%	33%
B	23%	25%
C	17%	17%
D	10%	10%
Total	83%	85%